Accruals and other current liabilities	12 Months Ended
Dec. 31, 2015
Accruals and other current liabilities [Abstract]
Accruals and other current liabilities
15.	Accruals and other current liabilities

	As of December 31,
	2014	2015
	RMB'000	RMB'000

Accrued salaries and welfare	17,334	16,881
Business and other taxes payables (i)	12,473	23,375
Legal and professional fees (ii)	13,226	13,436
Deferred government subsidies	230	1,179
Receipt in advance (iii)	—	5,629
Others	4,023	7,702
Total	47,286	68,202

(i)	Other business and other tax payables include business taxes, value-added taxes and withholding taxes for the content fees paid/payable to the overseas game developers.

(ii)	Legal and professional fees mainly include unpaid professional service fees, such as legal consultation service fees, audit service fees, etc. for the purpose of year end annual reporting.

(iii)	The receipt in advance represents the prepayment of the royalty fee from other game publishers in relation to the mobile games licensed by the Group to them.